Short-term Borrowings	12 Months Ended
Dec. 31, 2012
SHORT-TERM BORROWINGS [Abstract]
Short-term Borrowings Disclosure

11. SHORT-TERM BORROWINGS

On September 28, 2011, the Company entered into an agreement with a PRC bank to borrow RMB20 million ($3,177,680) for the period from September 29, 2011 to September 28, 2012. The interest rate was 6.89% per annum. The loan was pledged by a certificate of deposit of $3.6 million reflected as restricted cash. The Company repaid this short-term borrowing in 2012.